UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK-B	Cusip Number:084670207
Record Date: 11/30/2009	Meeting Date: 1/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Special Meeting Vote: Proposal to approve an amendment to the corporation's existing restated certificate of incorporation, as amended, to effect a 50 for 1 stock split of the corporation's class B common stock	For	Issuer	For	With
2	Special Meeting Vote: To approve an amendment to the current certificate to clarify that the class B common stock may be split in the proposed 50 for 1 split without splitting the class A common stock	For	Issuer	For	With
3	Special Meeting Vote: To approve an amendment to the current certificate to change the par value of each share of class B common stock in connection with the proposed 50 for 1 split, to $0.0033 from the current par value of $0.1667 per share of class B common stock	For	Issuer	For	With
4	Special Meeting Vote: To approve the amendment to the current certificate to increase the number of shares of class B common stock and the total number of shares of all classes of stock that the corporation is authorized to issue.	For	Issuer	For	With
5	Special Meeting Vote: to approve an amendment to the current certificate to remove the requirement to issue physical stock certificates for shares.	For	Issuer	For	With

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK-B	Cusip Number:084670702
Record Date: 3/3/2010	Meeting Date: 5/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1) WARREN E. BUFFETT 2) CHARLES T. MUNGER 3) HOWARD G. BUFFETT 4) STEPHEN B. BURKE 5) SUSAN L. DECKER 6) WILLIAM H. GATES III 7) DAVID S. GOTTESMAN 8) CHARLOTTE GUYMAN 9) DONALD R. KEOUGH 10) THOMAS S. MURPHY 11) RONALD L. OLSON 12) WALTER SCOTT, JR.	For	Issuer	For	With

CNA FINANCIAL CORP.

Ticker Symbol:CNA	Cusip Number:126117100
Record Date: 3/12/2010	Meeting Date: 4/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1) PAUL J. LISKA 2) JOSE O. MONTEMAYOR 3) THOMAS F. MOTAMED 4) DON M. RANDEL 5) JOSEPH ROSENBERG 6) ANDREW H. TISCH 7) JAMES S. TISCH 8) MARVIN ZONIS	For	Issuer	For	With
2	AMENDMENT AND APPROVAL OF THE CNA FINANCIAL CORPORATION INCENTIVE COMPENSATION PLAN.	For	Issuer	For	With
3	APPROVAL OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2010.	For	Issuer	For	With

CONOCOPHILLIPS

Ticker Symbol:COP	Cusip Number:20825C104
Record Date: 3/15/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1A: RICHARD L. ARMITAGE;1B: RICHARD H. AUCHINLECK 1C: JAMES E. COPELAND, JR.;1D: KENNETH M. DUBERSTEIN; 1E: RUTH R. HARKIN;1F: HAROLD W. MCGRAW III;1G: JAMES J. MULVA; 1H: ROBERT A. NIBLOCK;1I: HARALD J. NORVIK;1J: WILLIAM K. REILLY; 1K: BOBBY S. SHACKOULS;1L: VICTORIA J. TSCHINKEL;1M: KATHRYN C. TURNER;1N: WILLIAM E. WADE, JR	For	Issuer	For	With
10	POLITICAL CONTRIBUTIONS	Against	Stockholder	For	With
2	PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS CONOCOPHILLIPS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.	For	Issuer	For	With
3	BOARD RISK MANAGEMENT OVERSIGHT	Against	Stockholder	For	With
4	GREENHOUSE GAS REDUCTION	Against	Stockholder	For	With
5	OIL SANDS DRILLING	Against	Stockholder	For	With
6	LOUISIANA WETLANDS	Against	Stockholder	For	With
7	FINANCIAL RISKS OF CLIMATE CHANGE	Against	Stockholder	For	With
8	TOXIC POLLUTION REPORT	Against	Stockholder	For	With
9	GENDER EXPRESSION NON-DISCRIMINATION	Against	Stockholder	For	With

DIAGEO PLC

Ticker Symbol:DEO	Cusip Number:25243Q205
Record Date: 9/4/2009	Meeting Date: 10/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	REMUNERATION OF AUDITOR.	For	Issuer	For	With
11	AUTHORITY TO ALLOT SHARES	For	Issuer	For	With
12	DISAPPLICATION OF PRE-EMPTION RIGHTS	For	Issuer	For	With
13	AUTHORITY TO PURCHASE OWN ORDINARY SHARES.	For	Issuer	For	With
14	AUTHORITY TO MAKE POLITICAL DONATIONS AND/OR TO INCUR POLITICAL EXPENDITURE IN THE EU.	For	Issuer	For	With
15	ADOPTION OF THE DIAGEO PLC 2009 DISCRETIONARY INCENTIVE PLAN.	Against	Issuer	For	Against
16	ADOPTION OF THE DIAGEO PLC 2009 EXECUTIVE LONG TERM INCENTIVE PLAN	Against	Issuer	For	Against
17	ADOPTION OF THE DIAGEO PLC INTERNATIONAL SHAREMATCH PLAN 2009.	For	Issuer	For	With
18	AUTHORITY TO ESTABLISH INTERNATIONAL SHARE PLANS.	For	Issuer	For	With
19	ADOPTION OF THE DIAGEO PLC 2009 IRISH SHARESAVE PLAN	For	Issuer	For	With
2	DIRECTORS' REMUNERATION REPORT 2009.	For	Issuer	For	With
20	AMENDMENTS TO THE RULES OF DIAGEO PLC EXECUTIVE SHARE OPTION PLAN.	Against	Issuer	For	Against
21	AMENDMENTS TO THE RULES OF DIAGEO PLC 2008 SENIOR EXECUTIVE SHARE OPTION PLAN.	Against	Issuer	For	Against
22	AMENDMENTS TO THE RULES OF THE DIAGEO PLC SENIOR EXECUTIVE SHARE OPTION PLAN.	Against	Issuer	For	Against
23	REDUCED NOTICE OF A GENERAL MEETING OTHER THAN AN ANNUAL GENERAL MEETING.	For	Issuer	For	For
24	ADOPTION OF ARTICLES OF ASSOCIATION.	For	Issuer	For	For
3	DECLARATION OF FINAL DIVIDEND.	For	Issuer	For	With
4	RE-ELECTION OF LM DANON AS A DIRECTOR.	For	Issuer	For	With
5	RE-ELECTION OF LORD HOLLICK AS A DIRECTOR.	For	Issuer	For	With
6	RE-ELECTION OF PS WALSH AS A DIRECTOR.	For	Issuer	For	With
7	ELECTION OF PB BRUZELIUS AS A DIRECTOR.	For	Issuer	For	With
8	ELECTION OF BD HOLDEN AS A DIRECTOR.	For	Issuer	For	With
9	RE-APPOINTMENT OF AUDITOR	For	Issuer	For	With

ENCANA CORPORATION

Ticker Symbol:ECA	Cusip Number:292505104
Record Date: 10/6/2009	Meeting Date: 11/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Special Meeting Vote: A special resolution, the full text of which is set forth in appendix A to the accompanying information circular, approving an arrangement pursuant to section 192 of the Canada business coprations act pursuant to which, among other things, common shareholders of EnCana will receive one new common share in EnCana and one share in a new public company called Cenovus Energy Inc.	For	Issuer	For	With
2	Special Meeting Vote: An ordinary resolution ratifying and approving an employee stock option plan for Cenovus Energy Inc.	For	Issuer	For	With
3	Special Meeting Vote: An ordinary resolution ratifying and approving a shareholder rights plan for Cenovus Energy Inc.	For	Issuer	For	With

ENSCO INTERNATIONAL INC

Ticker Symbol:ESV	Cusip Number:26874Q100
Record Date: 11/6/2009	Meeting Date: 12/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Special Meeting Vote: Approval of the proposal to adopt the agreement and plan of merger and reorganization	For	Issuer	For	With
2	Special Meeting Vote: Approval of the adjournment of the special meeting to a later date to solicit additional proxies if there are insufficient votes at the time of special meeting to apporve the adoption of the agreement and plan of merger and reorganization.	For	Issuer	For	With

ENSCO PLC

Ticker Symbol:ESV	Cusip Number:29358Q10
Record Date: 4/1/2010	Meeting Date: 5/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ELECT THOMAS L. KELLY II AS A CLASS II DIRECTOR OF ENSCO PLC FOR A TERM TO EXPIRE AT THE ANNUAL GENERAL MEETING OF SHAREHOLDERS TO BE HELD IN 2013.	For	Issuer	For	With
2	TO ELECT RITA M. RODRIGUEZ AS A CLASS II DIRECTOR OF ENSCO PLC FOR A TERM TO EXPIRE AT THE ANNUAL GENERAL MEETING OF SHAREHOLDERS TO BE HELD IN 2013.	For	Issuer	For	With
3	TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP AS OUR U.S. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF KPMG AUDIT PLC AS OUR STATUTORY AUDITORS UNDER COMPANIES ACT 2006 (TO HOLD OFFICE UNTIL THE CONCLUSION OF NEXT ANNUAL GENERAL MEETING AT WHICH ACCOUNTS ARE LAID BEFORE THE COMPANY) AND TO RATIFY THAT THE AUDIT COMMITTEE IS AUTHORIZED TO DETERMINE OUR STATUTORY AUDITORS' REMUNERATION	For	Issuer	For	With
5	TO RE-APPROVE THE ENSCO 2005 CASH INCENTIVE PLAN, INCLUDING THE MATERIAL TERMS OF THE PERFORMANCE GOALS THEREIN FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE CODE.	For	Issuer	For	With

LOEWS CORPORATION

Ticker Symbol:L	Cusip Number:540424108
Record Date: 3/15/2010	Meeting Date: 5/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1A ANN E. BERMAN;1B JOSEPH L. BOWER;1C CHARLES M. DIKER;1D JACOB A. FRENKEL;1E PAUL J. FRIBOURG;1F WALTER L. HARRIS;1G PHILIP A. LASKAWY; 1H KEN MILLER;1I GLORIA R. SCOTT;1J ANDREW H. TISCH;1K JAMES S. TISCH;1L JONATHAN M. TISCH	For	Issuer	For	With
2	RATIFY DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL - CUMULATIVE VOTING	Against	Stockholder	Against	With

MERCER INSURANCE GROUP INC.

Ticker Symbol:MIGP	Cusip Number:587902107
Record Date: 3/1/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01 GEORGE T. HORNYAK, JR.;02 SAMUEL J. MALIZIA;03 ANDREW R. SPEAKER	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE MERCER INSURANCE GROUP, INC. FOR THE YEAR ENDING DECEMBER 31, 2010.	For	Issuer	For	With

NATIONAL WESTERN LIFE INSURANCE COM

Ticker Symbol:NWLI	Cusip Number:638522102
Record Date: 6/29/2010	Meeting Date: 4/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS 1) ROBERT L. MOODY 2) STEPHEN E. GLASGOW 3) E.J. PEDERSON	For	Issuer	For	With
2	PROPOSAL TO APPROVE THE 2010 EXECUTIVE OFFICER BONUS PROGRAM.	Against	Issuer	For	Against
3	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT ACCOUNTING FIRM.	For	Issuer	For	With

NEWS CORPORATION

Ticker Symbol:NWS	Cusip Number:65248E203
Record Date: 8/17/2009	Meeting Date: 10/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2010.	For	Issuer	For	With
1	Directors recommend: A vote for the election of the following nominees 1A JOSE MARIA AZNAR;1B NATALIE BANCROFT;1C PETER L. BARNES;1D CHASE CAREY;1E KENNETH E. COWLEY;1F DAVID F. DEVOE; 1G VIET DINH;1H SIR RODERICK I. EDDINGTON;I MARK HURD;1J ANDREW S.B. KNIGHT;1K JAMES R. MURDOCH;1L K. RUPERT MURDOCH;1M LACHLAN K. MURDOCH;1N THOMAS J. PERKINS;1O ARTHUR M. SISKIND;1P JOHN L. THORNTON	For	Issuer	For	With

PFIZER INC

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 2/23/2010	Meeting Date: 4/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1A DENNIS A. AUSIELLO; 1B MICHAEL S. BROWN;1C M. ANTHONY BURNS; 1D ROBERT N. BURT;1E W. DON CORNWELL;1F FRANCES D. FERGUSSON;1G WILLIAM H. GRAY III;1H CONSTANCE J. HORNER;1I JAMES M. KILTS; 1J JEFFREY B. KINDLER;1K GEORGE A. LORCH;1L JOHN P. MASCOTTE; 1M SUZANNE NORA JOHNSON;1N STEPHEN W. SANGER;1O WILLIAM C. STEERE, JR.	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	APPROVAL OF BY-LAW AMENDMENT TO REDUCE THE PERCENTAGE OF SHARES REQUIRED FOR SHAREHOLDERS TO CALL SPECIAL MEETINGS	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL REGARDING STOCK OPTIONS.	For	Stockholder	Against	Against

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/16/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 1A HAROLD BROWN;1B MATHIS CABIALLAVETTA;1C LOUIS C. CAMILLERI;1D J. DUDLEY FISHBURN;1E JENNIFER LI;1F GRAHAM MACKAY;1G SERGIO MARCHIONNE; 1H LUCIO A. NOTO;1I CARLOS SLIM HELU;1J STEPHEN M. WOLF	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS	For	Issuer	For	With
3	STOCKHOLDER PROPOSAL 1 - FOOD INSECURITY AND TOBACCO USE	Against	Stockholder	Against	With
4	STOCKHOLDER PROPOSAL 2 - CREATE HUMAN RIGHTS PROTOCOLS FOR THE COMPANY AND ITS SUPPLIERS	Against	Stockholder	Against	With

ROWAN COMPANIES

Ticker Symbol:RDC	Cusip Number:779382100
Record Date: 3/3/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1A WILLIAM T. FOX III;1B SIR GRAHAM HEARNE;1C H.E. LENTZ;1D P. DEXTER PEACOCK	For	Issuer	For	With
2	APPROVE AMENDMENTS TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE ALL SUPERMAJORITY VOTING REQUIREMENTS.	For	Issuer	For	With
3	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With

STATOIL ASA

Ticker Symbol:STO	Cusip Number:85771P102
Record Date: 4/9/2010	Meeting Date: 5/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	DETERMINATION OF REMUNERATION FOR THE CORPORATE ASSEMBLY	For	Issuer	For	With
11	ELECTION OF MEMBERS TO THE NOMINATION COMMITTEE	For	Issuer	For	With
11A	11A OLAUG SVARVA; 11B BJORN STALE HAAVIK 11C TOM RATHKE; 11D LIVE HAUKVIK AKER	For	Issuer	For	With
12	DETERMINATION OF REMUNERATION FOR THE NOMINATION COMMITTEE	For	Issuer	For	With
13	AUTHORISATION TO ACQUIRE STATOIL SHARES IN THE MARKET TO CONTINUE IMPLEMENTATION OF THE SHARE SAVING SCHEME FOR EMPLOYEES	For	Issuer	For	With
14	AUTHORISATION TO ACQUIRE STATOIL SHARES IN THE MARKET FOR SUBSEQUENT ANNULMENT	For	Issuer	For	With
15	CHANGES TO ARTICLES OF ASSOCIATION	For	Issuer	For	With
16	PROPOSAL THAT STATOIL SHOULD WITHDRAW FROM TAR SAND ACTIVITIES IN CANADA.	Against	Stockholder	Against	With
2	ELECTION OF OLAUG SVARVA AS CHAIR	For	Issuer	For	With
3	APPROVAL OF THE NOTICE AND THE AGENDA	For	Issuer	For	With
5	ELECTION OF TWO PERSONS TO CO-SIGN THE MINUTES TOGETHER WITH THE CHAIR OF THE MEETING	For	Issuer	For	With
6	APPROVAL OF THE ANNUAL REPORT AND ACCOUNTS INCLUDING DISTRIBUTION OF THE DIVIDEND	For	Issuer	For	With
7	DECLARATION ON STIPULATION OF SALARY AND OTHER REMUNERATION FOR EXECUTIVE MANAGEMENT	For	Issuer	For	With
8	DETERMINATION OF REMUNERATION FOR THE COMPANY'S AUDITOR	For	Issuer	For	With
9	ELECTION OF MEMBERS TO THE CORPORATE ASSEMBLY	For	Issuer	For	With
9A	RE-ELECTION OF MEMBERS 9A OF OLAUG SVARVA; 9B IDAR KREUTZER; 9C KARIN ASLAKSEN; 9D GREGER MANNSVERK; 9E STEINAR OLSEN; 9F INGVALD STROMMEN; 9G RUNE BJERKE; 9H TORE ULSTEIN; 9I LIVE HAUKVIK; 9J SIRI KALVIG; 9K THOR OSCAR 9L BARBRO LILL HAETTA-JACOBSEN; 9M ARTHUR SLETTEBERG; 9N ANNE-MARGRETHE FIRING; 9O LINDA LITLEKALSOY AASE; 9P SHAHZAD RANA	For	Issuer	For	With

WALMART STORES INC

Ticker Symbol:WMT	Cusip Number:P88826010
Record Date: 4/8/2010	Meeting Date: 6/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1A: AIDA M. ALVAREZ;1B: JAMES W. BREYER;1C: M. MICHELE BURNS; 1D: JAMES I. CASH, JR.;1E: ROGER C. CORBETT;1F: DOUGLAS N. DAFT; 1G: MICHAEL T. DUKE;1H: GREGORY B. PENNER;1I: STEVEN S REINEMUND; 1J: H. LEE SCOTT, JR.;1K: ARNE M. SORENSON;1L: JIM C. WALTON; 1M: S. ROBSON WALTON;1N: CHRISTOPHER J. WILLIAMS;1O: LINDA S. WOLF	For	Issuer	For	With
10	LOBBYING PRIORITIES REPORT	Against	Stockholder	Against	With
2	RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTANTS	For	Issuer	For	With
3	APPROVAL OF THE WAL-MART STORES, INC. STOCK INCENTIVE PLAN OF 2010	Against	Issuer	For	Against
4	APPROVAL OF THE ASDA LIMITED SHARESAVE PLAN 2000, AS AMENDED	For	Issuer	For	With
5	GENDER IDENTITY NON-DISCRIMINATION POLICY	Against	Stockholder	Against	With
6	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Against	Stockholder	Against	With
7	POLITICAL CONTRIBUTIONS REPORT	Against	Stockholder	Against	With
8	SPECIAL SHAREOWNER MEETINGS	Against	Stockholder	Against	With
9	POULTRY SLAUGHTER	Against	Stockholder	Against	With

WHITE MOUTAINS INSURANCE GROUP LTD

Ticker Symbol:WTM	Cusip Number:G9618E107
Record Date: 3/29/2010	Meeting Date: 5/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1) B.R. BERKOWITZ,2) M.W. DAVIS,3) E.E. HOLIDAY,4) L.A. SMITH,5) B.E. KENSIL,6) E.A. PETTERSSON,7) G.A. THORSTENSSON, 8) A.L. WATERS,9) C.H. REPASY,10) W.J. TRACE,11) A.L. WATERS, 12) J.W. DAVIS,13) B.E. KENSIL,14) C.H. REPASY,15) W.J. TRACE,16) A.L. WATERS,17) R. BARRETTE,18) H.K. CHENG,19) DAVID T. FOY,20) J.L. PITTS,21) R. BARRETTE,22) D.T. FOY, 23) J.L. PITTS,24) W.J. TRACE	For	Issuer	For	With
7	APPROVAL OF AMENDMENTS TO, AND PERFORMANCE CRITERIA IN, THE COMPANY'S LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	Against
8	APPROVAL OF AMENDMENTS TO THE TERMS OF OPTIONS GRANTED TO THE CHAIRMAN AND CEO.	Against	Issuer	For	Against
9	APPROVAL OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: August 17, 2010

*Print the name and title of each signing officer under his or her signature.